SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES

AMERICAN GENERAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT D

Chairman Variable Annuity

Elite Plus Variable Annuity

Generations Variable Annuity

Individual Variable Annuity Contracts (AGVH and AGVU)

Individual Variable Annuity Contracts (Franklin)

Individual Variable Retirement Annuity Contracts

One Multi-Manager Variable Annuity

Platinum Investor Variable Annuity

Select Reserve Variable Annuity

Variety Plus Variable Annuity

WM Advantage Variable Annuity

WM Strategic Asset Manager Variable Annuity

SEPARATE ACCOUNT I

Gallery Variable Annuity

Ovation Variable Annuity

Ovation Advisor Variable Annuity

Ovation Plus Variable Annuity

Paradigm Variable Annuity

Profile Variable Annuity

The Variable Annuity

Trilogy Variable Annuity

Retirement Gold Group Immediate Variable Annuity

Vanguard Group and Individual Immediate Variable Annuity

VARIABLE ANNUITY ACCOUNT NINE

Ovation Variable Annuity

Ovation Advantage Variable Annuity

Ovation Advisor Variable Annuity

Ovation Plus Variable Annuity

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

SEPARATE ACCOUNT USL A

Gallery Variable Annuity

Ovation Variable Annuity

Ovation Advisor Variable Annuity

Ovation Plus Variable Annuity

Paradigm Variable Annuity

Profile Variable Annuity

The Variable Annuity

Trilogy Variable Annuity

Generations Variable Annuity

Retirement Gold Group Immediate Variable Annuity

Vanguard Group Immediate Variable Annuity

This supplement has been issued as a result of the Setting Every Community Up for Retirement Enhancement ("SECURE") Act and the Coronavirus Aid, Relief, and Economic Security ("CARES") Act and outlines impact(s) to Your Contract. You should consult your tax, legal or financial advisor(s) for information concerning your particular circumstances.

SECURE ACT

On December 20, 2019, the SECURE Act was signed into law as part of larger appropriations legislation. The SECURE Act includes many provisions affecting Qualified Contracts. Some of the provisions effective January 1, 2020 include:

∙an increase in the age at which required minimum distributions (RMDs) generally must commence, to age 72, for those born on or after July 1, 1949, from the previous age of 70 ½;

∙new limitations on the period for beneficiary distributions following the death of the plan participant or IRA owner (when the death occurs on or after January 1, 2020);

∙elimination of the age 70 ½ restriction on traditional IRA contributions for tax years beginning 2020 (combined with an offset to the amount of eligible qualified charitable distributions (QCDs) by the amount of post-70 ½ IRA contributions);

∙a new exception to the 10% additional tax on early distributions, for the qualified birth or adoption of a child, which also became an allowable plan distribution event; and,

∙reduction of the earliest permissible age for in-service distributions from pension plans and certain Section 457 plans to 59 ½.

Additional note - Under the SECURE Act, certain Beneficiary's annuity income payments may be limited to a 10 year guarantee.

CARES ACT

On March 27, 2020, the CARES Act, was signed into law and provides greater access to assets held in tax- qualified retirement plans and IRAs. The relief provided in the Act includes, but is not limited to:

∙Expanding distribution and loan (including loan repayment) rules for certain retirement accounts in employer plans and IRAs, for qualifying distributions;

∙Waiver of the 10% additional tax for qualifying coronavirus related distributions taken from January 1, 2020 through December 31, 2020, if they are considered early distributions (generally, distributions taken prior to age 59 ½); and,

∙Providing a temporary waiver of required minimum distributions from qualifying retirement plans and

IRAs due to be taken in 2020.

Some provisions in the Act are subject to the terms of your employer's retirement plan.

Dated: April 30, 2020

Please keep this supplement with your prospectus